FEDERATED INCOME SECURITIES TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  May 30, 2003


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INCOME SECURITIES TRUST (the "Trust")
            Federated Fund for U.S. Government Securities
           1933 Act File No. 33-3164
           1940 Act File No. 811-4577

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information] dated May 31, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 39 on May 29, 2003

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary